Leases (Details) - Schedule of Operating Lease - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Operating Lease Abstract
Operating cash flows from operating leases	$ 208	$ 159	$ 536	$ 472
Right-of-use assets exchanged for operating lease liabilities			$ 483	$ 624
Weighted average remaining lease term (in years)	1 year 3 months 18 days	4 months 24 days	1 year 3 months 18 days	4 months 24 days
Weighted average discount rate	8.50%	6.70%	8.50%	6.70%